UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                   FORM N-CSR

                                    ---------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21285

                MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
               (Exact name of registrant as specified in charter)
                                    ---------


                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                  Steven Zoric
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREACODE: 1-312-881-6500

                     DATE OF FISCAL YEAR END: MARCH 31, 2006

                    DATE OF REPORTING PERIOD: MARCH 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.


MAN-GLENWOOD LEXINGTON
ASSOCIATES PORTFOLIO, LLC

FINANCIAL STATEMENTS AS OF MARCH 31, 2006
AND REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .................      1

FINANCIAL STATEMENTS:

   Schedule of Investments ..............................................    2-4

   Statement of Assets and Liabilities ..................................      5

   Statement of Operations ..............................................      6

   Statements of Changes in Net Assets ..................................      7

   Statement of Cash Flows ..............................................      8

   Notes to Financial Statements ........................................      9









The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company's Form N-Q is available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-312-881-6500; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and
Members of Man-Glenwood Lexington Associates Portfolio, LLC:

We have audited the accompanying statement of assets and liabilities of Man-Glenwood Lexington Associates Portfolio, LLC (the "Company"), including the schedule of investments, as of March 31, 2006, and the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006 by correspondence with the management of the underlying funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Man-Glenwood Lexington Associates Portfolio, LLC as of March 31, 2006, and the results of its operations and its cash flows for year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

May 19, 2006

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS
MARCH 31, 2006
--------------------------------------------------------------------------------

            STRATEGY ALLOCATION AS A PERCENTAGE OF TOTAL INVESTMENTS

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

                          Event Driven -- 32.0%

                          Commodity & Trading -- 26.9%

                          Variable Equity -- 21.3%

                          Equity Hedge -- 10.0%

                          Multi-Strategy -- 8.7%

                          Relative Value -- 1.0%

                          Option Contracts -- 0.1%

                                                                               % OF
INVESTMENT FUNDS                                   COST       FAIR VALUE    NET ASSETS
COMMODITY & TRADING
AQR Absolute Return Institutional Fund, LP      $ 3,800,000   $ 4,227,503      2.50%
Blenheim Fund, LP                                 6,225,000     9,290,559      5.49%
Bridgewater Pure Alpha Trading Company, Ltd.      5,425,000     5,648,088      3.34%
Clarium Capital LLC                               4,625,000     4,255,475      2.52%
CRG Partners, LP                                  3,050,000     3,054,048      1.81%
D.E. Shaw Oculus Fund, LLC                        4,850,000     5,402,642      3.19%
Grossman Currency Fund LP                         3,050,000     3,120,965      1.84%
Jefferies Paragon Fund, LLC                       3,040,000     3,439,919      2.03%
Marshall Wace European TOPS Fund Limited          4,825,000     5,775,567      3.42%
Peloton Multi-Strategy Fund, LP                   2,300,000     2,555,344      1.51%
SemperMacro Fund Limited                          2,300,000     2,183,557      1.29%
Touradji Global Resources Fund, LP (Series A)     4,625,000     5,658,555      3.35%
                                                -----------   -----------     -----
TOTAL COMMODITY & TRADING                        48,115,000    54,612,222     32.29%
                                                -----------   -----------     -----

EQUITY HEDGE
Coatue Qualified Partners, L.P.                   4,019,586     5,068,870      3.00%
Force Capital LLC                                 3,200,000     3,333,106      1.97%
FrontPoint Value Discovery Fund, L.P.             4,275,000     5,272,343      3.12%
Intrepid Capital Fund (QP), L.P.                  1,232,803     1,439,333      0.85%
Intrepid Enhanced Alpha Fund (QP), L.P.           2,177,200     2,369,266      1.40%
Walker Smith Capital (QP), L.P.                   2,211,970     2,823,349      1.67%
                                                -----------   -----------     -----
TOTAL EQUITY HEDGE                               17,116,559    20,306,267     12.01%
                                                -----------   -----------     -----

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

MARCH 31, 2006

--------------------------------------------------------------------------------------
                                                                               % OF
INVESTMENT FUNDS                                   COST       FAIR VALUE    NET ASSETS
EVENT DRIVEN
Cerberus Partners, L.P.                         $ 1,144,204   $ 1,991,959      1.18%
Deephaven Event Arbitrage Fund L.L.C.             6,150,000     7,338,373      4.34%
Greywolf Capital Partners II, LP                  4,025,000     4,980,606      2.95%
King Street Capital, L.P.                         2,166,109     3,491,151      2.06%
Lansdowne European Strategic Equity Fund, LP      7,300,000     9,854,653      5.83%
MAC Japan 1 Unit Trust                            4,625,000     4,619,644      2.73%
OZ Domestic Partners II L.P.                      5,900,000     6,938,515      4.10%
Rockbay Capital Institutional Fund L.L.C.         6,025,000     6,524,425      3.86%
Steel Partners II, LP                             6,150,000     6,863,740      4.06%
Trian Partners, LP                                3,200,000     3,456,447      2.04%
Trian Partners, SPV I, LP                           800,000       809,715      0.48%
ValueAct Capital Partners, L.P.                   7,325,000     8,141,076      4.81%
                                                -----------   -----------     -----
TOTAL EVENT DRIVEN                               54,810,313    65,010,304     38.44%
                                                -----------   -----------     -----

MULTI-STRATEGY
Amaranth Partners, L.L.C.                         6,400,000     9,257,089      5.47%
Satellite Fund II, L.P.                             999,031     1,390,087      0.82%
Suttonbrook Capital Partners, L.P.                6,050,000     7,048,411      4.17%
                                                -----------   -----------     -----
TOTAL MULTI-STRATEGY                             13,449,031    17,695,587     10.46%
                                                -----------   -----------     -----

RELATIVE VALUE
Silverback Partners L.P.                            223,606       184,737      0.11%
Waterstone Market Neutral Fund LP                 2,000,000     1,920,673      1.14%
                                                -----------   -----------     -----
TOTAL RELATIVE VALUE                              2,223,606     2,105,410      1.25%
                                                -----------   -----------     -----

VARIABLE EQUITY
Eureka Fund Ltd., Class B USD                     2,600,000     2,900,168      1.71%
Gandhara Fund, LP                                 3,825,000     4,983,114      2.95%
Karsch Capital II L.P.                            4,200,000     5,490,903      3.25%
Rosehill Japan Fund L.P.                          3,725,000     4,090,464      2.42%
Rx Healthcare Partners II, LP                     1,925,000     2,062,290      1.22%
SLS Investors, L.P.                               3,050,000     3,502,294      2.07%
Stadia Consumer Fund (QP), L.P.                   2,250,000     2,287,754      1.35%
Tontine Partners LP (Class C)                     4,625,000     5,203,378      3.08%
Tosca                                             4,485,852     6,367,620      3.76%

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONCLUDED)
MARCH 31, 2006

-----------------------------------------------------------------------------------------------
                                                                                     % OF
INVESTMENT FUNDS                                       COST         FAIR VALUE     NET ASSETS
VARIABLE EQUITY (CONTINUED)
Vardon Focus Fund, LP                              $   3,100,000   $   3,312,368      1.96%
Zaxis Institutional Partners, L.P.                     2,617,093       2,978,468      1.76%
                                                   -------------   -------------    ------
TOTAL VARIABLE EQUITY                                 36,402,945      43,178,821     25.53%
                                                   -------------   -------------    ------

                                                   -------------   -------------    ------
Total Investment funds                               172,117,454     202,908,611    119.98%
                                                   -------------   -------------    ------
OPTION CONTRACTS
iShares Russell 2000 Index, May 2006, 61 Put              13,184             515      0.00%
iShares Russell 2000 Index, August 2006, 63 Put           56,166          21,690      0.01%
iShares Russell 2000 Index, January 2007, 65 Put          54,722          41,300      0.03%
S&P 500 Index, June 2006, 1150 Put                        68,486           4,730      0.01%
S&P 500 Index, June 2006, 1175 Put                        43,836           3,720      0.00%
S&P 500 Index, September 2006, 1125 Put                   12,061           3,500      0.00%
S&P 500 Index, September 2006, 1150 Put                   24,381          18,360      0.01%
S&P 500 Index, December 2006, 1125 Put                    47,614          34,960      0.02%
S&P 500 Index, December 2006, 1150 Put                    45,444          32,760      0.02%
                                                   -------------   -------------    ------
Total Option Contracts                                   365,894         161,535      0.10%
                                                   -------------   -------------    ------

Total Investment funds and Option Contracts        $ 172,483,348     203,070,146    120.08%
                                                   =============

Less: liabilities in excess of other assets                          (33,957,180)   (20.08)%
                                                                   -------------    ------
Net Assets                                                         $ 169,112,966    100.00%
                                                                   =============    ======

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2006

-------------------------------------------------------------------------------------------------------
ASSETS:
   Investment funds--at fair value (cost--$172,117,454)                               $  202,908,611
   Investments in option contracts--at fair value (cost--$365,894)                           161,535
   Cash and cash equivalents                                                               5,167,800
   Fund investments made in advance                                                       13,932,000
   Receivable for investments sold                                                           986,222
   Other assets                                                                               21,368
                                                                                      --------------

               Total assets                                                              223,177,536
                                                                                      --------------
LIABILITIES:
   Loan payable                                                                           41,607,174
   Capital withdrawals payable                                                             8,590,799
   Capital contributions received in advance                                               2,965,573
   Management fee payable                                                                    747,848
   Accrued professional fees payable                                                         109,355
   Administrative fee payable                                                                 37,888
   Other liabilities                                                                           5,933
                                                                                      --------------

               Total liabilities                                                          54,064,570
                                                                                      --------------

NET ASSETS                                                                            $  169,112,966
                                                                                      ==============
COMPONENTS OF NET ASSETS:
   Capital transactions--net                                                          $  139,829,532
   Accumulated net investment loss                                                        (8,395,464)
   Accumulated realized gain on investment funds and option contracts                      7,092,100
   Accumulated net unrealized appreciation on investment funds and option contracts       30,586,798
                                                                                      --------------

NET ASSETS                                                                            $  169,112,966
                                                                                      ==============
NET ASSET VALUE PER UNIT:
   (Net assets divided by 131,852.4270 units of beneficial interest)                  $     1,282.59
                                                                                      ==============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                        $     26,009
                                                                   ------------

TOTAL INVESTMENT INCOME                                                  26,009
                                                                   ------------
EXPENSES:
   Management fee                                                     2,820,177
   Interest expense                                                   1,349,511
   Professional fees                                                    293,609
   Loan commitment fee                                                  169,264
   Administrative fee                                                   143,696
   Directors fee                                                         27,437
   Custody fee                                                           16,119
   Other                                                                 12,238
                                                                   ------------
      Total expenses                                                  4,832,051

   Less contractual expense waiver                                      (99,159)
                                                                   ------------

      Net expenses                                                    4,732,892
                                                                   ------------

NET INVESTMENT LOSS                                                  (4,706,883)
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investment funds                              5,435,521
   Net realized loss on option contracts                               (211,358)
   Net change in unrealized appreciation on investment funds         22,130,813
   Net change in unrealized depreciation on option contracts           (204,359)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                      27,150,617
                                                                   ------------

INCREASE IN NET ASSETS FROM INVESTMENT ACTIVITIES                  $ 22,443,734
                                                                   ============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2006 AND 2005

-------------------------------------------------------------------------------------------------------
                                                       YEAR ENDED       YEAR ENDED
                                                     MARCH 31, 2006   MARCH 31, 2005
                                                     --------------   --------------
INCREASE IN NET ASSETS
   FROM INVESTMENT ACTIVITIES:
   Net investment loss                               $   (4,706,883)  $   (2,205,155)
   Net realized gain on investment funds
      and option contracts                                5,224,163        1,076,115
   Net change in unrealized appreciation
      on investment funds and option contracts           21,926,454        3,661,030
                                                     --------------   --------------

      Net increase in net assets from
         investment activities                           22,443,734        2,531,990
                                                     --------------   --------------

CAPITAL TRANSACTIONS:
   Capital contributions                                 65,746,732       98,815,063
   Capital redemptions                                  (36,008,253)     (41,639,970)
                                                     --------------   --------------

NET CAPITAL TRANSACTIONS                                 29,738,479       57,175,093

NET ASSETS--Beginning of year                           116,930,753       57,223,670
                                                     --------------   --------------

NET ASSETS--End of year                              $  169,112,966   $  116,930,753
                                                     ==============   ==============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED MARCH 31, 2006

-------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Increase in net assets from investment activities                                   $   22,443,734
   Adjustments to reconcile net increase in net assets
      from investment activities to net cash used in operating activities:
      Net purchases of investment funds and option contracts                              (33,016,607)
      Net change in unrealized appreciation on investment funds and option contracts      (21,926,454)
      Net realized gain on investment funds and option contracts                           (5,224,163)
      Increase in fund investments made in advance                                         (2,872,000)
      Decrease in receivable for investments sold                                             651,748
      Decrease in other assets                                                                 27,431
      Increase in management fee payable                                                      130,032
      Decrease in administrative fee payable                                                  (22,498)
      Decrease in accrued professional fees payable                                           (59,545)
      Decrease in other liabilities                                                           (13,878)
                                                                                       --------------

         Net cash used in operating activities                                            (39,882,200)
                                                                                       --------------

FINANCING ACTIVITIES:
      Capital contributions                                                                65,746,732
      Capital withdrawals                                                                 (36,008,253)
      Proceeds from loans                                                                  96,788,195
      Repayments of loans                                                                 (55,181,021)
      Decrease in capital withdrawals payable                                             (19,695,201)
      Decrease in capital contributions received in advance                               (10,020,688)
                                                                                       --------------

         Net cash provided by financing activities                                         41,629,764
                                                                                       --------------

NET INCREASE IN CASH AND CASH EQUIVALENTS                                                   1,747,564
                                                                                       --------------

CASH AND CASH EQUIVALENTS--Beginning of year                                                3,420,236
                                                                                       --------------

CASH AND CASH EQUIVALENTS--End of year                                                 $    5,167,800
                                                                                       ==============

SUPPLEMENTAL DISCLOSURE:
      Cash paid for interest                                                           $    1,349,511
                                                                                       ==============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------

1. ORGANIZATION

   Man-Glenwood Lexington Associates Portfolio, LLC (the "Company") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company was formed on September 24, 2002 with operations commencing on October 1, 2002.

   The Company's investment objectives are to preserve capital regardless of what transpires in the U.S. or global financial markets, generate attractive returns and thereby increase investors' wealth, and produce returns, which have low correlation with major market indices. The Company attempts to achieve these objectives by utilizing a multi-strategy, multi-manager approach. The Company emphasizes efficient allocation of investor capital among pooled investment vehicles such as limited partnerships with a range of investment strategies, managed by independent investment managers, and believes that there are benefits to be derived from exposure to a broad range of investment strategies that will maximize the potential for stable, positive returns over a full economic cycle.

   Glenwood Capital Investments, L.L.C. also serves as the Company's investment adviser (the "Adviser"). The Adviser is an Illinois limited liability company and is registered with the CFTC as a commodity pool operator and commodity trading adviser and is a member of the National Futures Association ("NFA"). The Adviser is also registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser advises other accounts which may hold interests in the same underlying investment funds as the Company. Additionally, certain officers and employees of the Adviser and its affiliates may own interests in the underlying investment funds of the Company.

   The Company's Board of Managers (the "Board") has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Company.

   SEI Investments Global Fund Services ("SEI") acts as the Company's fund accounting agent, transfer agent, and registrar. SEI Private Trust Company ("SEI Trust Company") serves as the Company's custodian and maintains custody of the Company's assets.

   The Company currently intends to accept initial and additional subscriptions as of the first business day of each calendar month. The Company reserves the right to reject or suspend subscriptions at any time. Members will not have the right to require the Company to redeem their investments. The Company will offer to repurchase outstanding investments pursuant to written tenders by members from time to time. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion.

2. SIGNIFICANT ACCOUNTING POLICIES

   USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FOR THE YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS -- The Company values investments in limited partnerships and other pooled vehicles (collectively, the "investment funds") at fair value in good faith at the Company's pro rata interest in the net assets of these entities or, if circumstances warrant, under fair value procedures established by the Board of Managers. Investments held by these investment funds are valued at prices which approximate fair value. The fair value of certain of the investments in the underlying investment funds, which may include private placements and other securities for which values are not readily available, are determined in good faith by the investment advisers of the respective underlying investment funds. The estimated fair values may differ significantly from the values that would have been used had a ready market existed for these investments, and these differences could be material. Net asset valuations are provided monthly or quarterly by these investment funds. Distributions received, which are identified by the underlying investment funds as a return of capital, whether in the form of cash or securities, are applied as a reduction of the investment's carrying value. During the year ended March 31, 2006, no dividends or distributions were declared or paid by the Company's investments.

   Realized gains and losses on investment funds, which are net of all fees and allocations to the investment advisers of these funds, are determined on an identified cost basis.

   The Company has the ability to request withdrawals or redemptions from its investments periodically, ranging from monthly to annually, depending on the provisions of the respective underlying investment fund's governing agreements. Contribution requirements may also vary based on each investment fund's governing agreements. Investment advisers of the investment funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Company's investment, as well as incentive fees and allocations based upon net profits earned by the Company. Both the net asset value of the Company's investment and the net profits earned by the Company include any change in unrealized appreciation or depreciation of investments as well as realized income and gains or losses and expenses of the underlying investments. These fees are deducted directly from the Company's investment fund balance in accordance with a governing agreement. During the year ended March 31, 2006, fees for these services ranged from 0.0% to 2.5% annually for management fees and 20.0% to 50.0% for incentive fees and allocations.

   The Company's investments are generally illiquid in nature. Investment funds may have notice provisions such that redemptions may be requested only at a specified time in advance of the desired redemption or other redemption restrictions.

   CASH AND CASH EQUIVALENTS -- Cash and cash equivalents represent cash in banks and overnight investments.

   RESTRICTED CASH -- The Company can hold restricted cash which would serve as collateral for capital withdrawals payable for tender offers. As of March 31, 2006, the Company did not hold restricted cash.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FOR THE YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   FUND EXPENSES -- The Company pays the Adviser a quarterly fee (the "management fee") computed at the annual rate of 1.75% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests). The Adviser is contractually obligated to reimburse annual operating expenses in excess of 2.00% of average net assets through December 31, 2006. The Adviser will not seek recapture of expenses contractually reimbursed.

   INVESTMENT INCOME -- Interest income is recorded on the accrual basis and dividends are recorded on the ex-dividend date.

   INCOME TAXES -- The Company is treated as a partnership and therefore is not subject to federal, state or local income taxes. As such, each member will be required to report separately on its income tax return its distributive share of the Company's net long-term capital gain or loss, net short-term capital gain or loss and items of ordinary income or loss. Accordingly, there is no provision for income taxes in the accompanying financial statements.

3. INVESTMENT TRANSACTIONS

   For the year ended March 31, 2006, the Company made purchases of $124,935,424 and sales of $91,918,817 of investments.

   At March 31, 2006, the aggregate cost of investment funds and option contracts for tax purposes was expected to be similar to book cost of $172,483,348. At March 31, 2006, accumulated net unrealized appreciation on investment funds and option contracts was $30,586,798 consisting of $31,400,677 gross unrealized appreciation and $(813,879) gross unrealized depreciation.

4. BANK BORROWINGS

   The Company may borrow funds for a variety of reasons, including for investment purposes, to meet repurchase requests, and for cash management purposes. Interest is based on the bank's broker call loan rate. Borrowings by the Company are subject to a 300% asset coverage requirement under the 1940 Act. For the year ended March 31, 2006, the average borrowings were $31,035,646. As of March 31, 2006, there were borrowings outstanding of $41,607,174. Interest rates charged during the year ended March 31, 2006 ranged from 3.41% to 5.54% annually. The Company will pay a commitment fee at a rate of 0.35% per year on the daily amount of the commitment.

5. DERIVATIVE FINANCIAL INSTRUMENTS AND CONCENTRATIONS OF CREDIT RISK

   The Company may purchase put and call options on securities and stock indices to enhance performance or hedge assets. A put or call option gives the purchaser the right to cause the seller of an option to sell or purchase from an underlying security at a specific price at any time during the option period. The Company pays a premium which is included in the Company's statement of assets and liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. With respect to put and call options, market risks may arise from unfavorable changes in the market values of the

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FOR THE YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------

5. DERIVATIVE FINANCIAL INSTRUMENTS AND CONCENTRATIONS OF CREDIT RISK
   (CONTINUED)

   instruments underlying the contracts. Credit risk may arise from the potential inability of counterparties to perform in accordance with the terms of the contract. Credit risk on exchange traded contracts is mitigated by regulatory requirements from the exchanges on which they are traded. The majority of the Company's operating activities involve trading, including indirectly through its investments, in derivative financial instruments that involve varying degrees of market and credit risk. With respect to investments in investment funds, the Company has limited liability and, therefore, its maximum exposure to either market or credit loss is limited to its carrying value in these investments, as set forth in the statement of assets and liabilities.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
FOR THE YEAR ENDED MARCH 31, 2006

--------------------------------------------------------------------------------------------------------------------------
6. FINANCIAL HIGHLIGHTS

   The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                                                                                          FOR THE PERIOD
                                                                                                           SEPTEMBER 24,
                                                                                                         2002 (INCEPTION)
                                         YEAR ENDED            YEAR ENDED            YEAR ENDED            THROUGH MARCH
                                       MARCH 31, 2006        MARCH 31, 2005        MARCH 31, 2004            31, 2003
                                       --------------        --------------        --------------        ----------------
Net asset value, beginning of period   $     1,119.53        $     1,103.65        $     1,036.59        $       1,000.00
Net investment loss                            (35.00)               (22.49)               (22.03)                 (11.48)
Realized and unrealized gain on
  investments                                  198.06                 38.37                 89.09                   48.07
                                       --------------        --------------        --------------        ----------------
Total from operations                          163.06                 15.88                 67.06                   36.59
                                       --------------        --------------        --------------        ----------------
Net asset value, end of period         $     1,282.59        $     1,119.53        $     1,103.65        $       1,036.59
                                       ==============        ==============        ==============        ================

Net assets, end of period              $  169,112,966        $  116,930,753        $   57,223,670        $     45,897,556
Ratio of net investment loss to
  average net assets                            (2.93)% (4)           (1.97)% (5)           (1.94)% (6)             (1.78)% (1)(7)
Ratio of operating expenses to
  average net assets (3)                         2.00%                 2.00%                 2.00%                   1.95% (1)
Ratio of bank borrowing expenses to
  average net assets (3)                         0.94%                 0.00%                 0.00%                   0.00%
                                       --------------        --------------        --------------        ----------------
Ratio of total expenses to average
  net assets (3)                                 2.94% (4)             2.00% (5)             2.00% (6)               1.95% (1)(7)
                                       --------------        --------------        --------------        ----------------
Total return                                    14.57%                 1.44%                 6.47%                   3.66% (2)
Portfolio turnover                              50.78%                23.88%                24.93%                  35.09% (2)

(1)   Annualized.

(2)   Not annualized.

(3) Ratio of expenses does not include management fees and incentive fees earned by the advisers of the underlying investment funds.

(4) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.99)% and 3.00%, respectively.

(5) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.14)% and 2.17%, respectively.

(6) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.40)% and 2.47%, respectively.

(7) If expenses had not been contractually reimbursed by the Adviser, the annualized ratios of net investment loss and expenses to average net assets would be (2.03)% and 2.20%, respectively.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

FUND MANAGEMENT
(UNAUDITED)
--------------------------------------------------------------------------------------------------------------------------------
Information pertaining to the Board of Managers of the Company is set forth below.
                                                                                                        NUMBER OF  OTHER
                                 POSITION(S)         TERM OF OFFICE AND        PRINCIPAL OCCUPATION     FUNDS      DIRECTORSHIPS
NAME, AGE AND ADDRESS            HELD WITH FUND      LENGTH OF TIME SERVED     DURING PAST 5 YEARS      OVERSEEN   HELD
--------------------------------------------------------------------------------------------------------------------------------
John M. Kelly, 59                Manager             Perpetual until           Sales and marketing of   Three      None
Man Investments Inc.                                   resignation or removal  hedge funds for the Man
123 N. Wacker Drive, 28th Floor                      Manager since 1/20/03     Investments Division of
Chicago, Illinois 60606                                                        Man Group plc

Marvin L. Damsma, 59             Manager             Perpetual until           Director of Trust        Three      None
c/o Man-Glenwood Lexington                             resignation or removal  Investments for BP
  Associates Portfolio, LLC                          Manager since 1/20/03     America Inc.
123 N. Wacker Drive, 28th Floor
Chicago, Illinois 60606

Dale M. Hanson, 63               Manager             Perpetual until           Principal/partner of     Three      None
c/o Man-Glenwood Lexington                             resignation or removal  American Partners
  Associates Portfolio, LLC                          Manager since 1/20/03     Consulting, a marketing
123 N. Wacker Drive, 28th Floor                                                organization
Chicago, Illinois 60606

  Principal Officers Who Are Not Managers:

John B. Rowsell, 48              President and       Since 1/13/04             President (2003) and member of Investment
                                 Principal                                     Committee (2001), Glenwood Capital
                                 Executive Officer                             Investments, L.L.C. (investment adviser);
                                                                               Investment Manager, McKinsey & Co. (consultant)

Alicia Derrah, 48                Treasurer and       Since 1/20/03             Chief Financial Officer, Glenwood Capital
                                 Principal                                     Investments, L.L.C. (investment adviser)
                                 Financial and
                                 Accounting Officer

Steven Zoric, 35                 Chief Compliance    Chief Compliance Officer  Head of U. S. Legal and Compliance, Man
                                 Officer and         since 7/20/04 and         Investments Division of Man Group plc;
                                 Secretary           Secretary since 1/20/03   Associate, Katten Muchin Zavis Rosenman (law)
                                                                               (April 1997 to October 1999, August 2000 to July
                                                                               2001); Futures and Commodities Compliance
                                                                               Manager, Morgan Stanley and Co. Inc. (Nov. 1999
                                                                               to July 2000)

The statement of additional information ("SAI") for the Company includes additional information about the Board of Managers of the Company. The SAI for the Company is available upon request and without charge by writing the Company at 123 N. Wacker Drive, Chicago, Illinois 60606 or by calling the Company at
(800) 838-0232. Members may also call (800) 838-6032 with inquiries. The SAI, and other information about the Company, including annual and semi-annual reports, are also available on the SEC's website (http://www.sec.gov).

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

INVESTMENT ADVISORY RENEWAL DISCLOSURE (UNAUDITED)
--------------------------------------------------------------------------------

Pursuant to SEC regulations, the following description of the Investment Advisory Agreement renewal is included:

Pursuant to the terms of an investment advisory agreement first entered into between the Portfolio Company and the Adviser dated as of January 20, 2003 (the "Advisory Agreement"), the continuation of which was approved by the Board on January 16, 2006, the Adviser is responsible for developing, implementing and supervising the Portfolio Company's investment program and in connection therewith regularly provides investment advice and recommendations to the Portfolio Company with respect to its investments, investment policies and purchases and sales of securities for the Portfolio Company and arranging for the purchase and sale of such securities.

The Adviser is authorized, subject to the approval of the Portfolio Company's Board and the interest holders of the Portfolio Company, to retain one of its affiliates to provide any or all of the investment advisory services required to be provided to the Portfolio Company or to assist the Adviser in providing these services, subject to the requirement that the Adviser supervise the rendering of any such services to the Portfolio Company by its affiliates.

As compensation for services required to be provided by the Adviser under the Advisory Agreement, the Portfolio Company pays the Adviser a quarterly fee (the "Management Fee") computed at the annual rate of 1.75% of the aggregate value of its outstanding interests determined as of the last day of the month (before any repurchases of interests). The Portfolio Company's Board (including a majority of the Portfolio Company's Independent Managers), at a meeting held in person on January 16, 2006, approved the continuation of the Advisory Agreement. The Advisory Agreement may be continued in effect from year to year if such continuance is approved annually by the Board or by vote of a majority of the outstanding voting securities of the Portfolio Company; provided that in either event the continuance is also approved by a majority of the Portfolio Company's Independent Managers by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty, on sixty (60) days' prior written notice: by the Portfolio Company's Board; by vote of a majority of the outstanding voting securities of the Portfolio Company; or by the Adviser. The Advisory Agreement also provides that it will terminate automatically in the event of its "assignment," as defined by the 1940 Act and the rules thereunder.

CONSIDERATION OF THE ADVISORY AGREEMENT

In approving the Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Portfolio Company, including the personnel providing services; (2) the Adviser's compensation and profitability; (3) comparison of fees and performance; (4) economies of scale; and (5) the terms of the Advisory Agreement. When considering approval of the Advisory Agreement between the Portfolio Company and the Adviser, the Board analyzed, among other things, the following:

NATURE, EXTENT AND QUALITY OF ADVISER SERVICES. The Board considered the level and depth of knowledge of the Adviser. The Board received information and a presentation concerning the investment philosophy and investment process applied by the Adviser in managing the Portfolio Company. In this regard, the Board considered the Adviser's in-house research capabilities and proprietary databases of hedge fund manager information, as well as other resources available to the Adviser's personnel, including research as a result of investments effected for other investment advisory clients. The Board concluded that the Adviser's investment process, research capabilities and philosophy were suited to the Portfolio Company, given the Portfolio Company's investment objective and policies. In evaluating the quality of services provided by the

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

INVESTMENT ADVISORY RENEWAL DISCLOSURE (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

Adviser, the Board took into account its familiarity with the Adviser's senior management through Board meetings, conversations and reports during the preceding two years. The Board took into account the Adviser's willingness to consider and implement organizational and operational changes designed to improve investment results. The Board also took into account the Adviser's compliance policies and procedures, including the procedures used to determine the fair value of the Portfolio Company hedge fund assets. The Board also considered the Adviser's management of the relationships with the administrator, custodian and fund accountants.

In evaluating the Advisory Agreement between the Portfolio Company and the Adviser, the Board reviewed material furnished by the Adviser, including considerations and information relating to the education, experience and number of investment professionals and other personnel who would provide services under the Advisory Agreement. The Board also took into account the time and attention to be devoted by senior management to the Portfolio Company and the feeder funds in the complex. The Board evaluated the level of skill required to manage the Portfolio Company and concluded that the human resources available at the Adviser were appropriate to fulfill effectively the duties of the Adviser on behalf of the Portfolio Company. The Board also considered the business reputation of the Adviser and Man Group plc itself, including its international financial resources and reputation, and concluded that the Adviser would be able to continue to meet any reasonably foreseeable obligations under the Advisory Agreement.

ADVISER'S COMPENSATION AND PROFITABILITY. The Board also took into consideration the financial condition and profitability of the Adviser and its affiliates and the direct and indirect benefits derived by the Adviser and its affiliates from the Adviser's relationship with TEI, the Offshore Fund and the Portfolio Company. The Board noted that the Adviser has entered into a continuing expense cap with the regard to the Portfolio Company.

EXPENSES, PERFORMANCE AND ECONOMIES OF SCALE. The Board compared the advisory fees and total expense ratios for the Portfolio Company with various comparative data, including information on the relevant peer funds, and found the advisory fees paid by the Portfolio Company were reasonable and appropriate under the facts and circumstances. The Board considered the Portfolio Company's performance results since its inception, and noted that the Board reviews on a quarterly basis detailed information about performance results, portfolio composition and investment strategies. The Board also considered the effect of growth and size on performance and expenses. The Board further noted that the Adviser continues to reimburse expenses pursuant to the expense cap.

The Board did not consider any single factor as controlling in determining whether or not to approve the Advisory Agreement. Nor are the items described herein all encompassing of the matters considered by the non-interested Managers. In assessing the information provided by the Adviser and its affiliates, the Board also took into consideration the benefits to Members of investing in a fund that is part of an experienced fund of hedge funds manager, which is itself part of a major global provider of absolute return and alternative investments.

Based on their consideration of all factors that it deemed material, the Board concluded that the approval of the Advisory Agreement, including the fee structure (described in the Prospectus) is in the interests of Members.

The Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the Advisory Agreement, the Adviser is not liable for any loss the Portfolio Company sustains for any investment, adoption of any investment

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

INVESTMENT ADVISORY RENEWAL DISCLOSURE (CONCLUDED) (UNAUDITED)
--------------------------------------------------------------------------------

policy, or the purchase, sale or retention of any security. In addition, it provides that the Adviser may act as investment adviser for any another person, firm or corporation and use the names "Man," "Glenwood," "Man-Glenwood," "Lexington" or "TEI" in connection with other investment companies for which it or its affiliates may act as investment adviser or general distributor. If the Adviser shall no longer act as investment adviser of the Portfolio Company, the Adviser may withdraw the right of Man-Glenwood Lexington, LLC, Man-Glenwood Lexington TEI, LLC, and/or the Portfolio Company to use the names "Man," "Glenwood," "Man-Glenwood", "Lexington" or "TEI" as part of its name.

ITEM 2.    CODE OF ETHICS.

As of March 31, 2006, the Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. The principal financial officer is also the principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's board of managers has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.

The audit committee financial expert is Mr. Dale M. Hanson. Mr. Hanson is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees paid to Principal Accountant by the Registrant. The table below set forth the aggregate fees billed by the principal accountant, Deloitte & Touche, LLP, for each of the past two fiscal years for professional services rendered in connection with: (a) the audit of the Registrant's annual financial statements and services normally provided in connection with statutory and regulatory filings ("Audit Fees"); (b) audit-related services (including assurance and related services that are reasonably related to the performance of the audit of the Registrant's financial statements and but not reported under "Audit Fees") ("Audit-related Fees"); (c) tax compliance, tax advice and tax planning ("Tax Fees"); and (d) all other fees billed for products and professional services rendered by the principal accountant to the Registrant, other than the services provided reported as a part of (a) through (c) of this Item ("All other fees").

---------------- ------------------------ ------------------------ ------------------------ --------------------------
                        Audit fees        Audit-related fees (1)        Tax fees (2)             All other fees
---------------- ------------------------ ------------------------ ------------------------ --------------------------
                  3/31/2005    3/31/2006   3/31/2005   3/31/2006    3/31/2005    3/31/2006    3/31/2005    3/31/2006
---------------- ----------- ------------ ------------ ----------- ------------ ----------- ------------ -------------

---------------- ----------- ------------ ------------ ----------- ------------ ----------- ------------ -------------
Registrant        $52,373      $58,000      $26,416     $24,000      $62,400     $83,000        $0            $0
---------------- ----------- ------------ ------------ ----------- ------------ ----------- ------------ -------------

---------------- ----------- ------------ ------------ ----------- ------------ ----------- ------------ -------------

     (1)  Fees relating to annual review
     (2)  Fees relating to tax compliance and consulting

The following are fees are for non-audit services by Deloitte & Touche to Glenwood Capital Investments, L.L.C. ("Glenwood") and any entity controlling, controlled by or under common control with Glenwood that were pre-approved by the Registrant's audit committee:

------------------- ---------------------------- -------------------------------- ------------------------------------
                        Audit-related fees                Tax fees (1)                    All other fees (2)
------------------- ---------------------------- -------------------------------- ------------------------------------
                      3/31/2005     3/31/2006        3/31/2005       3/31/2006        3/31/2005         3/31/2006
------------------- ------------ --------------- ---------------- --------------- ---------------- -------------------

------------------- ------------ --------------- ---------------- --------------- ---------------- -------------------
Glenwood and            $0          $32,000         $284,046         $285,750         $16,250            $5,000
control entities
------------------- ------------ --------------- ---------------- --------------- ---------------- -------------------

------------------- ------------ --------------- ---------------- --------------- ---------------- -------------------

     (1)  Fees relating to tax compliance and consulting
     (2)  Fees relating to security counts and debt compliance work or consents

(e)(1) Audit Committee's Pre-approval Policies and Procedures. The Registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the Registrant. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Registrant's Audit Committee has an audit committee charter to, among other purposes, provide a framework for the Committee's consideration of non-audit services by Deloitte & Touche LLP. The audit committee charter requires that non-audit services provided by Deloitte & Touche LLP, the independent auditor of each of the Registrant, Man-Glenwood Lexington TEI, LLC and Man-Glenwood Lexington, LLC, (the "Funds"), to the Funds or Glenwood Capital Investments, L.L.C. (the "Adviser") or to affiliates of the Adviser that provide ongoing services to the Funds, will be considered by the Audit Committee on a case-by-case basis other than certain de minimus services. Payments during any given year to Deloitte & Touche LLP for any de minimus non-audit service under the policies and procedures may not exceed the lesser of (a) in the aggregate $10,000 per year, or (b) five percent of total revenues paid by the Funds, the Adviser and affiliates of the Adviser that provide ongoing services to the Funds. Any de minimus non-audit services must be individually authorized by the Funds' President or Secretary after determination of compliance with the policy and procedures. The Funds' President or Secretary must promptly notify the Audit Committee of any de minimus non-audit services.

(e)(2) Not applicable.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte & Touche, LLP for services to the Registrant, for services to Glenwood Capital Investments, L.L.C., if any, and for services to any control entity of Glenwood (if any) that provide ongoing services to the Registrant was $389,112 and $424,750 for the fiscal years ended March 31, 2005 and March 31, 2006, respectively.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's Board of Managers reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Schedule of Investments in securities is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Registrant ordinarily does not invest in voting securities. If voting a proxy, however, Registrant acts prudently, solely in the best interest of its clients, and for the exclusive purpose of maximizing value to its clients. Registrant takes reasonable steps under the circumstances to assure that it has actually received all of the proxies for which it has voting authority. Registrant considers each issue on its merits and considers those factors that would affect the value of its clients' investments. The Adviser believes the recommendation of management on any issue should be given substantial weight in determining how to vote.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

                               PORTFOLIO MANAGERS

                          OTHER ACCOUNTS MANAGED TABLE
                             (As of March 31, 2006)

-------------------------------------- --------------------------- ---------------------------- --------------------------
                                         Registered Investment       Other Pooled Investment
                                              Companies(1)                 Vehicles(2)                Other Accounts
                                       --------------------------- ---------------------------- --------------------------
                                                                                                                 Total
                                                    Total Assets                  Total Assets                 Assets of
                                         Number      of Accounts     Number       of Accounts     Number        Accounts
                                           of         Managed          of           Managed         of          Managed
 Investment Committee Member            Accounts     ($ million)    Accounts      ($ million)     Accounts    ($ million)
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
John B. Rowsell                             0             0            37           5,246            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Steve F. Freed                              0             0            37           5,246            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Michael J. Jawor                            0             0            37           5,246            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Anthony Lawler                              0             0            37           5,246            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------

(1) Does not include Man-Glenwood Lexington, LLC, Man-Glenwood Lexington TEI, LLC, or Man-Glenwood Lexington Associates Portfolio, LLC.

(2) Includes both discretionary and non-discretionary.

                PERFORMANCE-BASED FEE ACCOUNTS INFORMATION TABLE
                             (As of March 31, 2006)

-------------------------------------- --------------------------- ---------------------------- --------------------------
                                         Registered Investment       Other Pooled Investment
                                              Companies                    Vehicles(1)                Other Accounts
                                       --------------------------- ---------------------------- --------------------------
                                                                                                                 Total
                                                    Total Assets                  Total Assets                 Assets of
                                         Number      of Accounts     Number       of Accounts     Number        Accounts
                                           of         Managed          of           Managed         of          Managed
 Investment Committee Member            Accounts     ($ million)    Accounts      ($ million)     Accounts    ($ million
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
John B. Rowsell                             0             0            37           5,246            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Steve F. Freed                              0             0            37           5,246            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Michael J. Jawor                            0             0            37           5,246            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Anthony Lawler                              0             0            37           5,246            0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------

(1) Includes both discretionary and non-discretionary.

CONFLICTS OF INTEREST. The portfolio managers, in performing their duties with the Adviser, manage accounts other than the Portfolio Company. In addition, they may carry on investment activities for their own accounts and the accounts of family members (collectively with other accounts managed by the Adviser and its affiliates, "Other Accounts"). The Portfolio Company has no interest in these activities. As a result of the foregoing, the portfolio managers will be engaged in substantial activities other than on behalf of the Portfolio Company and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities, and their time, between the Portfolio Company and Other Accounts.

There may be circumstances under which the Adviser will cause one or more Other Accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Portfolio Company's assets they commit to such investment. There also may be circumstances under which the Adviser purchases or sells an investment for Other Accounts and does not purchase or sell the same investment for the Portfolio Company, or purchases or sells an investment for the Portfolio Company and does not purchase or sell the same investment for one or more Other Accounts. However, it is the policy of the Adviser that: investment decisions for the Portfolio Company and Other Accounts be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting each account that they manage; and investment transactions and opportunities be fairly allocated among clients, including the Portfolio Company. Therefore, the Adviser may not invest the Portfolio Company's assets in certain Hedge Funds in which Other Accounts may invest or in which the Portfolio Company may otherwise invest.

The Adviser and its affiliates may have interests in Other Accounts they manage that differ from their interests in the Portfolio Company and may manage such accounts on terms that are more favorable to them (E.G., may receive higher fees or performance allocations) than the terms on which they manage the Portfolio Company. In addition, the Adviser may charge fees to Other Accounts and be entitled to receive performance-based incentive allocations from Other Accounts that are lower than the fees to which the Portfolio Company is subject.

COMPENSATION. Portfolio managers at the Adviser are compensated through a number of different methods. First, a base salary is paid to all of the portfolio managers. Secondly, each portfolio manager is eligible to receive semi-annual and annual bonuses which are based upon the profitability of the Adviser, the Man Investments division of Man Group plc and Man Group plc as a whole. Each portfolio manager has a defined interest in the profitability of the Adviser that determines the level of their annual bonus. This determination is based upon both the performance of the Adviser's investment vehicles and the level of assets under management. These amounts are also adjusted based on the profitability of the Man Investments division as well as Man Group plc. Portfolio managers are also typically invited to participate in a co-investment program which provides for a matching grant of equity (as described below) subject to a four-year vesting period. Portfolio managers who participate in the co-investment program generally receive a matching grant of equity at a four-to-one level in the form of Man Group plc stock but can elect to have up to 50% of the matching amount instead be invested in an investment vehicle linked to the performance of the Portfolio Company. There are no other special compensation schemes for the portfolio managers.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

No class of securities is registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions that occurred during the Registrant's last fiscal half-year with regard to significant deficiencies or material weaknesses in the Registrant's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect the Registrant's internal controls subsequent to the date of their evaluation.

ITEMS 12.  EXHIBITS.

(a)(1) Registrant's code of ethics for principal executive and principal financial officers are filed herewith.

(a)(2) A separate certification for each of the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                Man-Glenwood Lexington Associates Portfolio, LLC


                       By:      /s/ John B. Rowsell
                                -------------------------------
                                John B. Rowsell
                                Principal Executive Officer

                       Date:    June 5, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                       By:      /s/ John B. Rowsell
                                -------------------------------
                                John B. Rowsell
                                Principal Executive Officer

                       Date:    June 5, 2006


                       By:      /s/ Alicia B. Derrah
                                -------------------------------
                                Alicia B. Derrah
                                Principal Financial Officer

                       Date:    June 5, 2006

                                  EXHIBIT INDEX

12(a)(1) Registrant's code of ethics for principal executive and principal financial officers

12(a)(2) Certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended

12(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended